Pension and other postretirement benefits - Expected Contribution Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Employer contributions	$ 437	$ 1,775	$ 5,910
Expected contributions in next twelve months		1,813
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2017		19,705
2018		19,562
2019		20,429
2020		20,929
2021		20,819
2022-2026		102,567
Other Postretirement Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Employer contributions		7,211	$ 5,878
Expected contributions in next twelve months		7,501
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2017		7,501
2018		7,519
2019		7,855
2020		8,055
2021		8,287
2022-2026		$ 35,560